Financial Instruments - Additional Information (Detail) - Over the Counter [Member]	Dec. 31, 2017
Minimum [Member]
Concentration Risk [Line Items]
Percentage of investment contracts	22.20%
Maximum [Member]
Concentration Risk [Line Items]
Percentage of investment contracts	49.60%